Acquisitions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Business Combinations [Abstract]
Schedule of Business Acquisitions
The purchase price allocation of the acquisition of Crackerbox was determined based on the acquisition-date fair values of the assets acquired and is as follows (in millions):

Inventories	$3
Property and equipment	38
Other assets	2
Goodwill	18
Total consideration	$61
The assets acquired were recognized at their acquisition-date estimated fair values as follows (in millions):

Inventories	$3
Property and equipment	56
Other assets	2
Total consideration	$61